Income Taxes (Income Tax Provision) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Current:
Federal	$ (3,212)			$ 18,814	$ 18,166	$ 14,998
State	(576)			4,432	2,177	3,551
Current income tax provision (benefit)	(3,788)			23,246	20,343	18,549
Deferred:
Federal	(6,014)			(5,154)	12,927	(6,169)
State	(383)			(9,891)	(691)	4,921
Deferred income tax provision (benefit)	(6,397)	(28,066)	2,058	(15,045)	12,236	(1,248)
Total income tax provision (benefit)	$ (10,185)			$ 8,201	$ 32,579	$ 17,301